OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Payables for purchase of property and equipment	$ 50,675	¥ 352,786	¥ 393,287
Current portion of other non-current liability	1,621	11,282
Other Payables	787	5,485	13,567
Total	149,610	1,041,553	1,403,854
Beijing Shuo Ge
Other Sundry Liabilities, Current			325,000
Beijing Zhao Du
Other Sundry Liabilities, Current	$ 96,527	¥ 672,000	¥ 672,000